Investment Properties - Summary of Income and Expenses Related to Investment Properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Rental income from investment property, net of direct operating expense [abstract]
Rental income	₩ 12,394	₩ 11,594
Operating and maintenance expenses related to rental income	(1,103)	(716)
Rental income from investment property, net of direct operating expense	₩ 11,291	₩ 10,878